BlackRock


N-CEN Certification

The undersigned, of BlackRock Advisors, LLC and BlackRock
Fund Advisors (the "Advisors"), hereby certifies that pursuant to Item G.1.a.v. of Form N-CEN as such Form may be revised, amended or superseded from time to time, that the each registered open-end investment company (each, a "Registrant"), on behalf of each portfolio series of each such Registrant listed on Schedule A hereto, or if the relevant Registrant has no portfolio series, then the relevant Registrant (each such portfolio series of a Registrant (or if the Registrant has no portfolio series, then the relevant Registrant) shall be referred to herein as a "Fund", and collectively, the "Funds"); and the Advisors have implemented procedures reasonably designed to achieve compliance with the following terms and conditions:

(i)	That the Interfund Loan Rate will be higher than
the Repo Rate, but lower than the Bank Loan Rate;

(ii)	 That each Fund's total outstanding borrowings
from all sources immediately after borrowing subject to the Funds' InterFund Program would be greater than 10% of such Fund's total assets, the Borrower will secure each outstanding Loan by the pledge of segregated collateral for such Loan and by transfer of such collateral into a segregated account in the name of, or pledged for the benefit of the Lender. The minimum market value of the stock and other portfolio securities of the Borrower required to be pledged as collateral to the Lender hereunder with respect to any Secured Loan shall be determined by the Lender in its discretion but, in all cases, will have a market value at least equal to 102% (or any higher percentage required under the InterFund Lending Procedures) of the outstanding principal value on the loan.

(iii)	That the Funds will be in compliance with the
percentage limitations on Interfund borrowing and lending;

(iv)	That the allocation of Interfund borrowing and
lending will be done in an equitable manner and in accordance with procedures established by the Board; and

(v)	 That the Interfund Loan Rate does not exceed the
interest rate on any third-party borrowings (i.e., bank loans) of a borrowing Fund at the time of the Interfund Loan.



By:
/s/ Charles Park
Name: Charles Park

Title: Managing Director and Chief Compliance Officer of the
Advisors

Date: 12/8/2021


Schedule A

Lender/                Fund Name                          Registrant
Borrower

Borrower     BlackRock High Yield Bond Portfolio       BlackRock Funds V

Lender       BlackRock Systematic Multi-Strategy Fund  BlackRock Funds IV